TAXATION (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2015	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivative asset, fair value				$ 1,113
New effective income tax rate		21.00%		21.00%
PRC statutory tax rate		25.00%	25.00%	25.00%	25.00%
VIE's Subsidiaries [Member] | PRC [Member]
Operating Loss Carryforwards, Expiration Date				Dec. 31, 2023
Operating loss carryforwards, limitations on use				Act imposes an annual limit of 80% on the amount of taxable income that can be offset by net operating loss arising in tax years ending after December 31, 2017.
Sales director of Kaifeng Jufeel [Member]
Description of favorable statutory tax rate	The favorable statutory tax rate of 15% in years ended December 31, 2015, 2016 and 2017. Kaifeng Jufeel has renewed the High and New Technology Enterprise qualification and has been approved by the local tax authorities in December 2018 and still enjoy the 15% favorable tax rate for the years ending December 31, 2018, 2019 and 2020. Therefore, for the years ended December 31, 2018 and 2017, the applicable income tax rate of Kaifeng Jufeel Biotech Co, Ltd. was 15%.